Consolidated Statements of Changes in Shareholders' Equity $ in Thousands	USD ($) shares	Issued and Outstanding Shares USD ($) shares	Additional paid-in capital USD ($)	Accumulated other comprehensive income (loss) USD ($)	Accumulated deficit USD ($)
Number of shares outstanding at beginning of period (in shares) at Mar. 31, 2021 | shares		128,528,515
Number of shares issued at the beginning of period (in shares) at Mar. 31, 2021 | shares		128,528,515
Equity at beginning of period at Mar. 31, 2021	$ 1,934,283	$ 2,526,448	$ 35,877	$ 9,715	$ (637,757)
Net loss	(288,433)				(288,433)
Increase (decrease) in number of ordinary shares issued (in shares) | shares		8,855,000
Issuance of shares upon public offerings	823,515	$ 823,515
Share issuance costs	$ (33,984)	$ (33,984)
Number of share options exercised in share-based payment arrangement (in shares) | shares	1,061,359	1,332,218
Exercise of stock options and settlement of share awards	$ 17,494	$ 38,510	(21,016)
Share-based compensation	108,916		108,916
Share-based acquisition-related compensation (in shares) | shares		638,323
Share-based acquisition-related compensation	45,042	$ 45,042
Shares issued in connection with business combination (in shares) | shares		9,307,256
Shares issued in connection with business combination	799,494	$ 799,494
Other comprehensive loss	$ (7,038)			(7,038)
Number of shares outstanding at end of period (in shares) at Mar. 31, 2022 | shares		148,661,312
Number of shares issued at the end of period (in shares) at Mar. 31, 2022 | shares	148,661,312	148,661,312
Equity at end of the period at Mar. 31, 2022	$ 3,399,289	$ 4,199,025	123,777	2,677	(926,190)
Net loss	(1,070,009)				(1,070,009)
Share issuance costs	$ (193)	$ (193)
Number of share options exercised in share-based payment arrangement (in shares) | shares	942,641	2,224,787
Exercise of stock options and settlement of share awards	$ 4,710	$ 59,632	(54,922)
Share-based compensation	129,167		129,167
Share-based acquisition-related compensation (in shares) | shares		284,206
Share-based acquisition-related compensation	40,219	$ 40,219
Other comprehensive loss	$ (5,734)			(5,734)
Number of shares outstanding at end of period (in shares) at Mar. 31, 2023 | shares		151,170,305
Number of shares issued at the end of period (in shares) at Mar. 31, 2023 | shares	151,170,305	151,170,305
Equity at end of the period at Mar. 31, 2023	$ 2,497,449	$ 4,298,683	$ 198,022	$ (3,057)	$ (1,996,199)